Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents

[a] Cash and cash equivalents

Cash and cash equivalents include cash held at financial institutions, cash held in trust accounts and short-term investments in highly liquid marketable securities, having a term to maturity of three months or less. There are no restrictions on cash held in trust and no cash was held in trust as at December 31, 2022.

Equipment

[b] Equipment

Equipment is measured at cost less accumulated depreciation and impairment losses.

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

The cost of replacing part of an item of equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of equipment are recognized in consolidated statements of loss and comprehensive loss.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the consolidated statements of loss and comprehensive loss.

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net within other income in the consolidated statements of loss and comprehensive loss.

Depreciation is based on the estimated useful lives of the assets provided as follows:

Computer equipment	3 years
Furniture and fixtures	3 - 10 years
Lease improvements	Over the term of the lease

An item of equipment and any significant part initially recognized are derecognized upon disposal or when no future economic benefits are expected from their use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of loss and comprehensive loss when the asset is derecognized. The assets' residual values, useful lives and methods of depreciation and the depreciation charge are adjusted prospectively, if appropriate.

Intangible Assets

[c] Intangible Assets

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized in profit or loss on a straight-line basis over the following terms:

Intellectual Property	5 - 15 years

Expenditures on internally generated intangible assets during the development phase, which comprise deferred development costs, are initially capitalized and recognized in the consolidated balance sheet if they meet the recognition criteria. Subsequent to initial recognition, deferred development costs are accounted for at cost less accumulated amortization and are amortized on a straight-line basis over an estimated useful life beginning once the deferred development costs are used in commercial production. Expenditures on internally generated intangible assets during the research phase are expensed as incurred.

Revenue Recognition

[d] Revenue Recognition

The Company's accounting policy for revenue recognition under IFRS 15, Revenue from Contracts with Customers ("IFRS 15") is to follow a five step model to determine the amount and timing of revenue to be recognized i) identify the contract with a customer; ii) identify the performance obligations in the contract; iii) determine the transaction price; iv) allocate the transaction price to the performance obligations in the contract; and v) recognize revenue when (or as) the Company satisfies a performance obligation.

Revenue from the sale of cannabis in fiscal 2020 was recognized when the Company transfers control of the good to the customer. This was generally considered to have occurred when products have been delivered to the location specified in the sales contract and accepted by the customer.

The Company recognized revenue in an amount that reflects the consideration the Company expects to receive taking into account any variation that may result from rights of return.

Prior to surrendering its cannabis licenses, the Company was required to remit excise tax to the Canada Revenue Agency on the sale of medical cannabis in Canada. The Company became liable for these excise duties when cannabis products were delivered to the customer. In accordance with IFRS 15, revenue presented within discontinued operations (Note 5) represents revenue from the sale of goods less applicable excise tax.

Foreign Currency Translation

[e] Foreign Currency Translation

Foreign currency transactions are translated into functional currencies at exchange rates in effect on the date of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated into functional currencies at the foreign exchange rate applicable at that period-end date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Expenses are translated at the exchange rates that approximate those in effect on the date of the transaction. Realized and unrealized exchange gains and losses are recognized in the consolidated statement of loss and comprehensive loss.

On consolidation, assets and liabilities of operations with functional currency other than United States dollar are translated into United States dollar at period end foreign currency rates. Expenses of such operations are translated into the United States dollar at average rates for the period. Foreign currency translation gains and losses are recognized in other comprehensive income. The relevant amount in cumulative foreign currency translation adjustment is reclassified into earnings upon disposition of a foreign operation.

Financial Instruments

[f] Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

• Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (''FVOCI''), or fair value through profit and loss (''FVTPL''). The classification of financial assets is based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

  It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
  Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	Subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost

Subsequently measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

• Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument.

The Company classifies its financial liabilities as either financial liabilities at FVTPL or amortized cost.

Subsequent to initial recognition, other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at FVTPL are stated at fair value with changes being recognized in profit or loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

• Financial liabilities and equity instruments

• Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The Company does not reclassify financial liabilities or equity after initial recognition due to a change in circumstance.

• Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company's own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company's own equity instruments.

• Classification of financial instruments

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics and management intent as outlined below:

Cash	Amortized cost
Other receivables	Amortized cost
Investments	Fair value through profit or loss
Finance receivables	Amortized cost
Trade and other payables	Amortized cost
Warrants liability	Fair value through profit or loss
Notes payable	Amortized cost

• Impairment of financial assets

• Other receivables

An expected credit loss ("ECL") model applies to financial assets measured at amortized cost. The Company's financial assets measured at amortized cost and subject to the ECL model consist primarily of finance and other receivables. The Company applies the simplified approach to impairment for finance and other receivables by recognizing a loss allowance based on lifetime expected losses at each reporting date taking into considerations historical credit loss experience and financial factors specific to the debtors and general economic conditions. The Company has assessed the impairment of its finance and other receivables using the expected credit loss model, and no material difference was noted.

• Finance receivables

Finance receivables are a financial asset initially recognized at fair value and are subsequently carried at amortized cost using the effective interest method. The Company's business model is to hold these receivables to collect contractual cash flows that represent solely payments of principal and interest. Finance receivables are assessed for impairment at the end of each reporting period in accordance with IFRS 9 as outlined below.

The ECL model is based on the credit losses expected to arise over the life of the assets, unless there has been no significant increase in credit risk since origination, in which case the allowance is based on the 12 months' expected credit loss. The ECL model uses a three-stage impairment approach based on changes in the credit risk of the finance receivable since initial recognition. The three stages are as follows:

Stage 1- Finance receivables that have not experienced a significant increase in credit risk since initial recognition.

Stage 2- Finance receivables that have experienced a significant increase in credit risk since initial recognition.

Stage 3 - Finance receivables for which there is objective evidence of impairment.

The Company considers a number of factors when assessing if there has been a significant increase in credit risk, including the number of days past due, changes in the financial condition of the borrower, responsiveness of the borrower and other borrower specific information that may be available, without consideration of collateral.

In determining its estimation of the ECL allowances, the Company also considers past events, current market conditions including interest rates, real estate market statistics, and supportable forward-looking information, including macro-economic factors, such as housing price and interest rate forecasts.

The ECL model requires the recognition of credit losses equal to 12-month ECLs for Stage 1 and recognition of lifetime expected credit losses for Stage 2 and 3. The 12-month ECLS are lifetime ECLS that are expected to occur within 12 months after the reporting date. The lifetime ECLs represent the expected loss in value due to possible default events over the life of a mortgage receivable weighted by the likelihood of a loss. Three factors are primarily used to measure ECLs: probability of default (PD), loss given default (LGD) and exposure at default (EAD).

Impairment of long-lived assets

[g] Impairment of long-lived assets

Long-lived assets, including equipment and intangible assets are tested for impairment when there are indicators of impairment at each reporting date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. Intangible assets with an indefinite useful life are tested for impairment at least annually in the fourth quarter and whenever there is an indication that the asset may be impaired. The Company has no indefinite life intangible assets.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in net loss equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Income Taxes

[h] Income Taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in net profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Share-based Compensation

[i] Share-based Compensation

Share options and warrants awarded to non-employees are accounted for using the fair value of the instrument awarded or service provided, whichever is considered more reliable. Share options, PSUs and warrants awarded to employees are accounted for using the fair value method. The fair value of the share options, PSUs and warrants granted are recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value of share options and warrants are calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant. The fair value of PSUs is calculated using market share prices at the date of grant.

Net Loss per Share

[j] Net Loss per Share

Net loss per share is calculated based on the loss for the financial year and the weighted average number of common shares outstanding during the year. Diluted net loss per share is calculated using the loss for the financial year adjusted for the effect of any dilutive instruments and the weighted average diluted number of shares (ignoring any potential issue of common shares that would be anti-dilutive) during the year.

Leases

[k] Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of identified asset for a period of time in exchange for consideration. The Company recognized a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of the costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use assets are depreciated to the earlier of the end of useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, and the Company's incremental borrowing rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from the change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, unless it has been reduced to zero.

External research and development

[l] External research and development

External research and development costs are expensed in the periods in which they are incurred, with the exception of development costs for new products with proven technical feasibility and for which a defined future market exists. Such development costs are capitalized in accordance with the Company's policy for intangible assets. The Company's external research and development costs consist primarily of third-party services.

Discontinued operations

[m] Discontinued operations

Discontinued operations are reported when a component of the Company, representing a separate major line of business or area of operations with clearly distinguishable cash flows, has been disposed of or is held for sale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Discontinued operations are reported as a separate element of net income or loss on the consolidated statement of net and comprehensive loss for both the current and comparative periods. When a disposal group is classified as held for sale, assets and liabilities are aggregated and presented as separate line items, respectively, on the consolidated statement of financial position. Comparative periods are not restated on the consolidated statement of financial position. Assets held for sale are not depreciated and are measured at the lower of carrying value and fair value less costs to sell.

New standards, amendments and interpretations adopted by the Company

New standards, amendments and interpretations not yet adopted by the Company

IAS 1, Presentation of financial statements ("IAS 1")

In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1). The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the consolidated statements of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. On October 31 2022, the IASB issued an amendment to defer the effective date of the amendments by one year from its originally planned effective date to annual periods beginning on or after January 1, 2024, due to the impact of the COVID-19 pandemic. The Company is still assessing the impact of adopting these amendments on its financial statements.

IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors ("IAS 8")

In February 2021, the IASB issued Definition of Accounting Estimates, which amends IAS 8. The amendment will require the disclosure of material accounting policy information rather than disclosing significant accounting policies and clarifies how to distinguish changes in accounting policies from changes in accounting estimates. Under the new definition, accounting estimates are "monetary amounts in financial statements that are subject to measurement uncertainty". The amendment provides clarification to help entities to distinguish between accounting policies and accounting estimates.

The amendments are effective for annual periods beginning on or after January 1, 2023. The Company is still assessing the impact of adopting these amendments on its financial statements.

IAS 12, Income Taxes ("IAS 12")

In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a single transaction (Amendments to IAS 12). The amendment narrows the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal taxable and deductible temporary differences. As a result, companies will need to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition of transactions such as leases and decommissioning obligations.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. The Company is still assessing the impact of adopting these amendments on its financial statements.

All other IFRSs and amendments issued but not yet effective have been assessed by the Company and are not expected to have a material impact on the Consolidated Financial Statements.